SCHEDULE OF INTELLECTUAL PROPERTY (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intellectual property	$ 5,304,851	$ 5,304,851	$ 4,729,851
Accumulated amortization	(3,718,510)	(2,993,944)	(1,587,913)
Intellectual property, net of accumulated amortization	1,586,341	2,310,907	3,141,938
Word Press GDPR Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property	46,800	46,800	46,800
ARALOC [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property	1,850,000	1,850,000	1,850,000
ArcMail License [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property	1,445,000	1,445,000	1,445,000
DataExpress [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property	1,388,051	1,388,051	1,388,051
FileFacets [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property	135,000	135,000
IntellyWP [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property	135,000	135,000
Resilient Network Systems [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property	$ 305,000	$ 305,000